Trade and other payables - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 19, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [line items]
Trade and other payables		£ 15,381	£ 15,335
Revenue recognized in deferred income		127	176
Customer return and rebate accruals and payables		6,450	6,486
Interest accrued on financial liabilities at amortized cost		161	162
Transfer of economic interest | Pfizer and Shinogi | ViiV Healthcare
Disclosure of trade and other payables [line items]
Proportion of ownership interests held by non-controlling interests	11.70%
Estimated rebates, discounts or allowances payable to customers | US Pharmaceuticals and vaccines
Disclosure of trade and other payables [line items]
Customer return and rebate accruals and payables		4,891	5,235
Associates and joint ventures
Disclosure of trade and other payables [line items]
Trade and other payables		£ 0	£ 0